Shareholder Report, Average Annual Return (Details) 1014068_Putnam ESG Ultra Short ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	39 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
Putnam ESG Ultra Short ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam ESG Ultra Short ETF (NAV)
Average Annual Return, Percent	4.58%	5.35%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	4.06%	3.15%
ICE BofA U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Bill Index
Average Annual Return, Percent	4.05%	4.77%